UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   October 24, 2008

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  76448

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  COM              00724F101     2162    54780 SH       SOLE                    54780
America Movil                  COM              02364W105     2111    45525 SH       SOLE                    45525
American Tower                 COM              029912201     2563    71245 SH       SOLE                    71245
Amphenol                       COM              032095101     2743    68330 SH       SOLE                    68330
Autodesk                       COM              052769106     1675    49940 SH       SOLE                    49940
Baxter International           COM              071813109     2351    35825 SH       SOLE                    35825
Berkshire Hathaway B           COM              084670207     3296      750 SH       SOLE                      750
Boardwalk Pipeline Partners    COM              096627104      216    10500 SH       SOLE                    10500
CVS Caremark                   COM              126650100     2940    87345 SH       SOLE                    87345
Cisco Systems                  COM              17275R102     3192   141510 SH       SOLE                   141510
Coach                          COM              189754104     1455    58115 SH       SOLE                    58115
Colgate Palmolive              COM              194162103     3124    41455 SH       SOLE                    41455
Corning                        COM              219350105     1477    94465 SH       SOLE                    94465
Danaher                        COM              235851102     2618    37722 SH       SOLE                    37722
Diageo                         COM              25243Q205     3180    46180 SH       SOLE                    46180
EOG Resources                  COM              26875P101     2243    25068 SH       SOLE                    25068
Enbridge                       COM              29250N105     1696    44530 SH       SOLE                    44530
Enbridge Energy Partners       COM              29250R106      229     5750 SH       SOLE                     5750
Enterprise Products Prtnrs     COM              293792107      309    12000 SH       SOLE                    12000
Estee Lauder                   COM              518439104     1977    39605 SH       SOLE                    39605
Exxon Mobil                    COM              30231G102      328     4225 SH       SOLE                     4225
Franklin Resources             COM              354613101     1842    20900 SH       SOLE                    20900
General Electric               COM              369604103      321    12596 SH       SOLE                    12596
Genzyme                        COM              372917104     3259    40285 SH       SOLE                    40285
JP Morgan Chase                COM              46625H100     1520    32550 SH       SOLE                    32550
Johnson & Johnson              COM              478160104     3687    53212 SH       SOLE                    53212
Kinder Morgan Energy LP        COM              494550106      260     5000 SH       SOLE                     5000
Kraft Foods                    COM              50075N104      306     9350 SH       SOLE                     9350
MICROS Systems                 COM              594901100     1624    60920 SH       SOLE                    60920
Merck                          COM              589331107      399    12650 SH       SOLE                    12650
Metlife                        COM              59156R108     1968    35135 SH       SOLE                    35135
Microsoft                      COM              594918104     2442    91510 SH       SOLE                    91510
PepsiCo                        COM              713448108     3142    44085 SH       SOLE                    44085
Pfizer                         COM              717081103      475    25750 SH       SOLE                    25750
Philip Morris International    COM              718172109      470     9765 SH       SOLE                     9765
Post Properties                COM              737464107      224     8000 SH       SOLE                     8000
Qiagen                         COM              N72482107      845    42807 SH       SOLE                    42807
Seaspan                        COM              Y75638109      199    11000 SH       SOLE                    11000
Suncor Energy                  COM              867229106     2085    49470 SH       SOLE                    49470
United Parcel Service          COM              911312106     2165    34420 SH       SOLE                    34420
United Technologies            COM              913017109     3297    54899 SH       SOLE                    54899
VF Corp                        COM              918204108     1875    24255 SH       SOLE                    24255
Wells Fargo                    COM              949746101     1582    42159 SH       SOLE                    42159
Standard&Poors                                  78462F103      577 4973.000 SH       SOLE                 4973.000